Investments In Unconsolidated Affiliates (Tables)	12 Months Ended
Feb. 24, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments [Table Text Block]	Our investments in unconsolidated affiliates and related direct ownership interests are summarized below:

Investments in Unconsolidated Affiliates	February 24, 2023		February 25, 2022
	Investment Balance	Ownership Interest	Investment Balance	Ownership Interest
Equity method investments
Dealer relationships	$32.2	25%-40%	$29.6	25%-40%
Manufacturing joint venture	9.4	49%	7.3	49%
IDEO	—	0%	6.7	5%
	41.6		43.6
Cost method investments
Dealer relationship	5.8	Less than 10%	5.8	Less than 10%
Other	3.7	Less than 10%	3.7	Less than 10%
	9.5		9.5
Total investments in unconsolidated affiliates	$51.1		$53.1

Equity in earnings of unconsolidated affiliates [Table Text Block]
Our equity in earnings of unconsolidated affiliates is recorded in Other income, net in the Consolidated Statements of Income and is summarized below:

Equity in Earnings of Unconsolidated Affiliates	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Dealer relationships	$9.7	$6.2	$8.0
Manufacturing joint venture	2.7	0.3	0.7
IDEO and other	0.1	1.3	0.6
Total equity in earnings of unconsolidated affiliates	$12.5	$7.8	$9.3

Schedule of consolidated balance sheets of unconsolidated affiliates [Table Text Block]
The following table summarizes the combined accounts of our equity method investments in unconsolidated affiliates:

Consolidated Balance Sheets	February 24, 2023	February 25, 2022
Total current assets	$169.1	$211.7
Total non-current assets	79.0	146.4
Total assets	$248.1	$358.1
Total current liabilities	107.2	162.9
Total long-term liabilities	18.0	29.6
Total liabilities	$125.2	$192.5

Schedule of statements of income of unconsolidated affiliates [Table Text Block]

Statements of Income	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Revenue	$755.3	$578.6	$695.4
Gross profit	174.8	177.8	204.9
Income before income tax expense	39.0	53.0	37.8
Net income	37.5	47.8	35.6

Supplemental Schedule for unconsolidated affiliates [Table Text Block]

Supplemental Information	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Dividends received from unconsolidated affiliates	$7.8	$5.5	$8.1
Sales to unconsolidated affiliates	259.5	194.2	201.5
Amount due from unconsolidated affiliates	22.5	12.9	6.4